Long-Term Debt And Lines Of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Long-Term Debt And Lines Of Credit [Abstract]
Long-Term Debt And Lines Of Credit

11. Long-Term Debt and Lines of Credit

2007 Loan and Security Agreement

In March 2007, the Company entered into a loan and security agreement (the "Agreement") with Escalate Capital I, L.P. ("Escalate") and Gold Hill Capital Venture Lending 03, L.P. ("Gold Hill") which allowed the Company to draw a minimum of $15 million, up to a maximum of $20 million from a financial institution. Under the terms of the Agreement, the Company was required to make interest-only payments on a monthly basis through February 2009 bearing an interest rate of 6.75% per annum, after which borrowings under the agreement were repayable over 24 months at an interest rate of 6.75% per annum. In addition, a payment-in-kind ("PIK") interest was added to the outstanding principal amount at a rate of 3.15% compounded monthly and was payable at the earlier of maturity or repayment of the loan. The Company had the option to repay the loans without penalty prior to maturity. In conjunction with the Agreement, the Company issued 146,710 warrants to Escalate and 107,530 warrants to Gold Hill (Note 15). The loan was collateralized by substantially all of the Company's assets, excluding certain registration cash and intellectual property and restricted the Company's ability to raise additional debt financing and pay dividends.

In December 2007, the Agreement was amended to increase borrowings up to $35 million.

In April 2009, the Agreement was amended to extend the repayment commencement dates and the maturity dates of Gold Hill advances. Outstanding borrowings were repayable over a 24 month period beginning in March 2010 through December 2012. The amendment required the payment of certain fees and costs of up to $0.1 million to the financial institution, and at the end of the repayment period, the Company was required to make a final payment of $0.3 million. If any portion of the loan made by this financial institution was prepaid, a corresponding portion of the final payment would also be required to be prepaid.

In April 2010, the Agreement was amended to change the interest rate for Escalate from 6.75% to 12% and eliminate the 3.15% PIK interest commencing on February 1, 2010. The amended agreement also changed the principal payment schedule of the remaining balance. In addition, the Company issued 20,000 warrants to Escalate to purchase the Company's common stock (Note 15).

In December 2010, the Company entered into an amendment to the debt agreement with Gold Hill and Escalate to change the principal payment schedule of the remaining balance and to extend the maturity date to May 2012, which the Company treated as a modification to its existing debt. The amendment to the Gold Hill agreement also changed the interest rate from 6.75% to 12% and eliminated the 3.15% PIK interest commencing on December 1, 2010. In addition, Gold Hill and Escalate were issued warrants to purchase 23,500 and 31,500 shares of common stock, respectively (Note 15).

In May 2011, the Company fully repaid $23.7 million of the outstanding principal and the Agreement was terminated. The early repayment of the debt resulted in a loss on extinguishment of $0.5 million, which is reflected in interest expense in the Company's consolidated statements of operations. The warrants were net exercised on the closing date of the Company's IPO and the Company issued 131,021 and 198,196 shares of common stock to Gold Hill and Escalate, respectively.

As of September 30, 2011 and December 31, 2010, the Company had outstanding borrowings of $0 million and $13.0 million with Escalate, respectively and outstanding borrowings of $0 million and $14.6 million with Gold Hill, respectively.

2008 Loan and Security Agreement

In October 2008, the Company entered into a Loan and Security Agreement ("LSA") with Square 1 Bank ("Square 1") which allowed the Company to borrow up to $5.0 million under a term loan and up to $7.0 million under a line of credit ("Line"). For borrowings under the term loan, the Company was required to make interest-only payments on a monthly basis for the first six months, after which borrowings were repayable over 30 months. The interest rate for the term loan was prime plus 1% and was due to mature in October 2011. For borrowings under the LSA, the Company is required to maintain a cash balance of $5.0 million in an account with Square 1 which is presented as restricted cash on the Company's consolidated balance sheets at September 30, 2011 and December 31, 2010 (Note 2). Under the terms of the Line, borrowings cannot exceed 80% of the Company's eligible accounts receivable and carry an interest rate of prime plus 1% and was to mature on July 2010. The loan is collateralized by substantially all of the Company's assets, excluding certain client cash and intellectual property, and is subject to certain covenants which, if not met, could constitute an event of default. These covenants include maintaining the required quick ratio and the non-occurrence of a material adverse change in the business, operations or conditions of the Company. As of September 30, 2011 and December 31, 2010, the Company was in compliance with all specified financial covenants.

In April 2010, the LSA was amended to allow the Company to grant to Central Bank a junior lien on an asset and to revise the earnout payment schedule.

In May 2010, the LSA was amended to adjust the quick ratio to be at least 1:1. In July 2010, the LSA was amended to change the interest rate for advances under the Line to the greater of (i) prime plus 1% or (ii) 5% and further extended the maturity date to July 2011. The amendment also changed the amount the Company is allowed to borrow under the Line to $12.0 million less borrowings outstanding under the term loan.

In May 2011, the Company fully repaid $4.7 million of the outstanding principal of the term loan under the LSA. The early repayment of the debt did not result in any gain or loss on extinguishment.

In August 2011, the LSA was amended to extend the maturity date to August 2012.

At September 30, 2011 and December 31, 2010, respectively, outstanding borrowings from Square 1 were approximately $0 million and $1.7 million under the term loan and approximately $0 million and $7.3 million under the Line. There was $6.2 million and $2.0 million available under the Line as of September 30, 2011 and December 31, 2010, respectively.

ALS Acquisition Notes Payable

In connection with the ALS acquisition, the Company assumed approximately $7.3 million of debt held by Pinnacle Financial Partners ("Pinnacle") and the Bank of Celina ("Celina"). Subsequent to the acquisition, the Company refinanced approximately $1.8 million of the debt with Pinnacle. Under the terms of the loans held by Pinnacle, the Company was required to make principal and interest payments, on a monthly basis, over a period of 36 months to 60 months at interest rates ranging from 6.25% to 9.25% per annum. Under the terms of the loan held by Celina, the Company was required to make principal and interest payments, on a monthly basis, over a period of 180 months at an interest rate of 3.5% per annum.

In May 2011, the Company fully repaid $2.0 million of the outstanding principal amount of the long-term debt held by Pinnacle and Celina. The early repayment of the debt did not result in any gain or loss on extinguishment.

At September 30, 2011 and December 31, 2010, respectively, outstanding borrowings from Pinnacle were approximately $0 million and $2.6 million and outstanding borrowings from Celina were approximately $0 million and $0.2 million.

Convertible Debt Purchase Agreement

In September 2009, the Company entered into a convertible debt purchase agreement ("Convertible Debt") for up to $10 million with certain lenders whereby the Company issued convertible unsecured promissory notes totaling $4 million payable in two years at a non-compounded annual stated and effective interest rate of 10%. In the event of an extension of the maturity date, the interest rate would change to LIBOR plus 7%, up to the lesser of (i) 15% per annum or (ii) the maximum amount legally permissible. The Convertible Debt was repayable at any time after the six-month anniversary of the issuance date. In the event the Convertible Debt was repaid prior to the one-year anniversary of the issuance date, the incremental interest would have amounted to 10% of such repayments. The holders of the notes had the option of exercising their conversion rights prior to such repayments. The conversion rate was based on the sum of the unpaid principal and interest divided by $16 to determine the number of common shares issuable upon conversion, and adjusted for anti-dilution effects (Note 20). Borrowings under the Convertible Debt were subject to the non-occurrence of a material adverse change in the business, operations (financial or otherwise) of the Company, or a material impairment of the prospect of repayment of any portion of the Company's outstanding obligations. As of December 31, 2010, the Company was in compliance with this covenant.

The maturity date of the Convertible Debt could be extended by an additional year by (A) consent of the Company and lenders holding at least a majority of the principal amount of the Convertible Debt, or (B) at the sole discretion of the Company.

In June 2011, the Company fully repaid $1.0 million of the outstanding principal amount of the Convertible Debt. The early repayment of the debt did not result in any gain or loss on extinguishment. The remaining $3.0 million of outstanding principal and $0.5 million of accrued interest was converted into 218,989 shares of the Company's common stock in June 2011, reducing the outstanding principal amount to $0 million at September 30, 2011. The option to convert was considered substantive, and therefore no incremental charge was recorded upon conversion of the debt.

At September 30, 2011 and December 31, 2010 outstanding borrowings under the Convertible Debt were approximately $0 million and $4.0 million, respectively.

ALS Acquisition Earn Out Agreement

In connection with the ALS acquisition, the Company entered into an earn-out payment agreement to pay $1.9 million over a three-year period commencing November 2009 at an interest rate of 5% per annum. Principal and interest was payable on a quarterly basis.

In May 2011, the Company fully repaid $0.8 million of the outstanding principal amount of the earn-out payment. The early repayment of the debt did not result in any gain or loss on extinguishment.

At September 30, 2011 and December 31, 2010, the remaining earn-out payable to ALS was approximately $0 million and $1.0 million, respectively.

11. Long-Term Debt and Lines of Credit

2007 Loan and Security Agreement

In March 2007, the Company entered into a loan and security agreement (the "Agreement") with Escalate Capital I, L.P. ("Escalate") and Gold Hill Capital Venture Lending 03, L.P. ("Gold Hill") which allowed the Company to draw a minimum of $15 million, up to a maximum of $20 million from a financial institution. Under the terms of the Agreement, the Company is required to make interest-only payments on a monthly basis through February 2009 bearing an interest rate of 6.75% per annum, after which borrowings under the agreement are repayable over 24 months and bear an interest rate of 6.75% per annum. In addition, a payment-in-kind ("PIK") interest is added to the outstanding principal amount at a rate of 3.15% compounded monthly and is payable at the earlier of maturity or repayment of the loan. The Company has the option to repay the loans without penalty prior to maturity. In conjunction with the Agreement, the Company issued 146,710 warrants to Escalate and 107,530 warrants to Gold Hill (Note 15). The loan is collateralized by substantially all of the Company's assets, excluding certain registration cash and intellectual property and restricts the Company's ability to raise additional debt financing and pay dividends.

In December 2007, the Agreement was amended to increase borrowings up to $35 million.

In April 2009, the Agreement was amended to extend the repayment commencement dates and the maturity dates of Gold Hill advances. Outstanding borrowings are repayable over a 24 month period beginning in March 2010 through December 2012. The amendment requires the payment of certain fees and costs of up to $43,000 to the financial institution, and at the end of the repayment period, the Company is required to make a final payment of $300,000. If any portion of the loan made by this financial institution is prepaid, a corresponding portion of the final payment must also be prepaid.

In April 2010, the Agreement was amended to change the interest rate for Escalate from 6.75% to 12% and eliminate the 3.15% PIK interest commencing on February 1, 2010. The amended agreement also changed the principal payment schedule of the remaining balance. In addition, the Company issued 20,000 warrants to Escalate to purchase the Company's common stock (Note 15).

In December 2010, the Company entered into an amendment to the debt agreement with Gold Hill and Escalate to change the principal payment schedule of the remaining balance and to extend the maturity date to May 2012, which the Company treated as a modification to its existing debt. The amendment to the Gold Hill agreement also changed the interest rate from 6.75% to 12% and eliminated the 3.15% PIK interest commencing on December 1, 2010. In addition, Gold Hill and Escalate were issued warrants to purchase 23,500 and 31,500 shares of common stock (Note 15).

As of December 31, 2010, the Company had outstanding borrowings of $13.0 million, with Escalate, and outstanding borrowings of $14.6 million with Gold Hill. The Agreement expires in May 2012 with Escalate and with Gold Hill.

2008 Loan and Security Agreement

In October 2008, the Company entered into a Loan and Security Agreement ("LSA") with Square 1 Bank ("Square 1") which allowed the Company to borrow up to $5.0 million under a term loan and up to $7.0 million under a line of credit ("Line"). For borrowings under the term loan, the Company is required to make interest-only payments on a monthly basis for the first six months, after which borrowings are repayable over 30 months. The interest rate for the term loan is prime plus 1% and matures in October 2011. For borrowings under the term loan, the Company is required to maintain a cash balance of $5.0 million in an account with Square 1 and is presented as restricted cash on the Company's consolidated balance sheet at December 31, 2009 and 2010 (Note 2). Under the terms of the Line, borrowings cannot exceed 80% of the Company's eligible accounts receivable and carries an interest rate of prime plus 1% and was to mature on July 2010. The loan is collateralized by substantially all of the Company's assets, excluding certain client cash and intellectual property, and are subject to certain covenants which, if not met, could constitute an event of default. These covenants include maintaining the required quick ratio and the non-occurrence of a material adverse change in the business, operations or conditions of the Company. As of December 31, 2009 and 2010, the Company was in compliance with all specified financial covenants.

In April 2010, the LSA was amended to allow the Company to grant to Central Bank a junior lien on an asset and to revise the earnout payment schedule.

In May 2010, the LSA was amended to adjust the quick ratio to be at least 1:1.

In July 2010, the LSA was amended to change the interest rate for advances under the Line to the greater of (i) prime plus 1% or (ii) 5% and further extended the maturity date to July 2011. The amendment also changed the amount the Company is allowed to borrow under the Line to $12.0 million less borrowings outstanding under the term loan.

At December 31, 2010, outstanding borrowings from Square 1 was approximately $1.7 million under the term loan and approximately $7.3 million under the Line. There was $2.0 million available under the Line as of December 31, 2010.

ALS Acquisition Notes Payable

In connection with the ALS acquisition, the Company assumed approximately $7.3 million of debt held by Pinnacle Financial Partners ("Pinnacle") and the Bank of Celina ("Celina"). Subsequent to the acquisition, the Company refinanced approximately $1.8 million of the debt with Pinnacle. Under the terms of the loans held by Pinnacle, the Company is required to make principal and interest payments, on a monthly basis, over a period of 36 months to 60 months at interest rates ranging from 6.25% to 9.25% per annum. Under the terms of the loan held by Celina, the Company is required to make principal and interest payments, on a monthly basis, over a period of 180 months at an interest rate of 3.5% per annum.

At December 31, 2009 and 2010, outstanding borrowings from Pinnacle was approximately $4.5 million and $2.6 million, respectively. At December 31, 2009 and 2010, outstanding borrowings from Celina was approximately $0.2 million and $0.2 million, respectively.

Convertible Debt Purchase Agreement

In September 2009, the Company entered into a convertible debt purchase agreement ("Convertible Debt") for up to $10 million with certain lenders whereby the Company issued convertible unsecured promissory notes totaling $4 million payable in two years at a non-compounded annual stated and effective interest rate of 10%. In the event of an extension of the maturity date, the interest rate will change to LIBOR plus 7%, up to the lesser of (i) 15% per annum or (ii) the maximum amount legally permissible. The Convertible Debt may be repaid at any time after the six-month anniversary of the issuance date. In the event the Convertible Debt is repaid prior to the one-year anniversary of the issuance date, the incremental interest will amount to 10% of such repayments. The holders of the notes have the option of exercising their conversion rights prior to such repayments. The conversion rate is based on the sum of the unpaid principal and interest divided by $16 to determine the number of common shares issuable upon conversion, and adjusted for anti-dilution effects (Note 20). Borrowings under the Convertible Debt is subject to the non-occurrence of a material adverse change in the business, operations (financial or otherwise) of the Company, or a material impairment of the prospect of repayment of any portion of the Company's outstanding obligations. As of December 31, 2009 and 2010, the Company was in compliance with this covenant.

The maturity date of the Convertible Debt may be extended by an additional year by (A) consent of the Company and lenders holding at least a majority of the principal amount of the Convertible Debt, or (B) at the sole discretion of the Company.

At December 31, 2009 and 2010, outstanding borrowings under the Convertible Debt was approximately $4.0 million.

ALS Acquisition Earn Out Agreement

In connection with the ALS acquisition, the Company entered into an earn-out payment agreement to pay $1.9 million over a three-year period commencing November 2009 at an interest rate of 5% per annum. Principal and interest is payable on a quarterly basis. At December 31, 2009 and 2010, the remaining earn-out payable to ALS was approximately $1.6 million and $1.0 million, respectively.

Promissory Note

During fiscal year 2007, the Company issued a promissory note for the acquisition of RegOnline, Inc. of $7.0 million bearing interest at a rate of 8% per annum. The Company is required to make interest-only payments on an annual basis. The note was paid in May 2009.

Letter of Credit

In May 2008, the Company entered into a $5.0 million irrevocable letter of credit (the "LOC") with Wells Fargo Bank ("Wells Fargo") as a requirement under a customer contract. The agreement allows for draws against the LOC if funds collected by the Company are not forwarded to the customer based on the terms in the customer's contract. Under the terms of the agreement, the LOC will automatically renew for one-year periods and expires in May 2010. In February 2009, the Company cancelled the LOC with Wells Fargo and replaced it with a Line from Square 1.

Debt Maturities

Approximate annual future minimum debt payments at December 31, 2010 are as follows (in thousands):

Year Ending December 31,	Term Loan and Revolving Credit Facility
2011	$16,866
2012	28,030
2013	19
2014	20
2015	21
Thereafter	136

45,092
Less: imputed interest and unamortized discounts	(689)
Less: current portion	(16,866)

Noncurrent portion of debt	$27,537